Provisions	12 Months Ended
Jun. 30, 2022
Provisions
12. Provisions

12. Provisions

Commercial production provision

On April 16, 2014, the Company signed a Sale and Purchase Agreement and a Mineral Rights Agreement (together “the Agreements”) with Malagasy to acquire the remaining 25% interest in the Molo Graphite Property. Pursuant to the Agreements, a further cash payment of CAD$1,000,000 will be due within five days of the commencement of commercial production (the “Commercial Production Fee”). On June 30, 2021, the Company recognized a provision of $708,514 using a 13.8% discount rate based on the expected settlement of the Commercial Production Fee on or around June 30, 2022. The provision was recorded at amortized cost and was capitalized as Property under Property, Plant and Equipment.

During the year ended June 30, 2022, accretion of $94,634 (2021: $Nil) was capitalized as Property and a remeasurement gain of $48,472 was recognized through the consolidated statement of operations and comprehensive income (loss). On June 30, 2022, the provision was remeasured at $727,051 (June 30, 2021: $708,514) due to changes in foreign exchange that were recognized in the consolidated statement of operations and comprehensive income (loss).

Flow-through provision

During fiscal 2014, the Company issued 17,889,215 flow-through shares to eligible Canadian taxpayer subscribers which included a contractual commitment for the Company to incur $3,812,642 in eligible Canadian Exploration Expenditures (“CEEs”) by December 31, 2014, as per the provisions of the Income Tax Act of Canada. The CEEs were renounced as a tax credit to the flow-through share subscribers on December 31, 2013. As at December 31, 2014, the Company had unfulfilled CEE obligations. During the year ended June 30, 2015, the Company recorded a provision for the Part XII.6 taxes and related penalties payable to the Canada Revenue Agency and for the indemnification liability to subscribers of the flow-through shares for the additional taxes payable related to the CEE renunciation shortfall.

As of June 30, 2022, based on the limited amount of completed settlements the Company revised the provision to $nil (June 30, 2021:

$29,508) resulting in a gain of $28,385 (June 30, 2021: $146,814) recognized through the consolidated statement of operations and comprehensive income (loss).